S000082913 [Member] Average Annual Total Returns		12 Months Ended	26 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	18.22%
Russell Midcap® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.05%	18.22%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	15.04%
Performance Inception Date			Nov. 13, 2023
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	13.07%
Performance Inception Date			Nov. 13, 2023
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	11.28%
Performance Inception Date			Nov. 13, 2023

[1]	The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with relatively lower price-to-book ratios, lower sales-per-share historical growth, and lower forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.